Investment Strategy - VanEck Steel ETF	Dec. 19, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Steel Index is a modified market-capitalization weighted, float-adjusted index comprised of publicly traded companies primarily involved in mining and processing of iron ore, the production, processing, fabrication and recycling of steel products, the operation of steel production facilities and related services, and/or recycling of steel products. Such components may include companies of any market capitalization and foreign and emerging market issuers. As of October 31, 2025, the Steel Index included securities of 37 companies with a market capitalization range of between approximately $1.2 billion and $144.9 billion and a weighted average market capitalization of $37.8 billion. These amounts are subject to change. As of October 31, 2025, the Index had significant exposure to companies in the following countries: Australia, the United States, Japan, Luxembourg and Brazil. The
Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Steel Index by investing in a portfolio of equity securities that generally tracks the Steel Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Steel Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to track the Steel Index. Due to the change in benchmark index from the NYSE® Arca Steel Index (the “Prior Index”) to the Steel Index as of the close of business on December 19, 2025, the Fund may experience higher levels of turnover in the current year than in previous years.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Steel Index concentrates in an industry or group of industries. As of October 31, 2025, the basic materials sector represented a significant portion of the Steel Index. The Steel Index is published by MarketVector Indexes GmbH (the “Index Provider”), which is a wholly owned subsidiary of the Adviser.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Steel Index concentrates in an industry or group of industries. As of October 31, 2025, the basic materials sector represented a significant portion of the Steel Index. The Steel Index is published by MarketVector Indexes GmbH (the “Index Provider”), which is a wholly owned subsidiary of the Adviser.